PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 6,175,128
Impairment loss recognised in profit or loss, property, plant and equipment	(393,478)	$ (441,292)	$ (1,306,767)
Balance at end of year	8,885,003	6,175,128
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	7,321,752	9,512,886
Monetary adjustment for hyperinflationary economy	17,918	1,244,328
Additions	7,440,455	2,538,618
Transfer from CIP to towers	0	0
Reclassification to assets held for sale		(30,967)
Towers Sold	(2,913,946)	(3,888,708)
Impairment loss recognised in profit or loss, property, plant and equipment	(393,478)	(441,292)
Foreign exchange movement	(1,702,692)	(1,613,113)
Balance at end of year	9,770,009	7,321,752	9,512,886
Cost [Member] | Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	5,515,758	8,646,258
Monetary adjustment for hyperinflationary economy	0	701,648
Additions	484,087	0
Transfer from CIP to towers	5,024,541	1,574,686
Reclassification to assets held for sale		0
Towers Sold	(2,351,025)	(3,888,708)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Foreign exchange movement	(1,126,886)	(1,518,126)
Balance at end of year	7,546,475	5,515,758	8,646,258
Cost [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,594,257	485,220
Monetary adjustment for hyperinflationary economy	0	644,005
Additions	6,919,509	2,502,896
Transfer from CIP to towers	(5,024,541)	(1,574,686)
Reclassification to assets held for sale		(30,967)
Towers Sold	(550,924)	0
Impairment loss recognised in profit or loss, property, plant and equipment	(393,478)	(416,588)
Foreign exchange movement	(553,863)	(15,623)
Balance at end of year	1,990,960	1,594,257	485,220
Cost [Member] | Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	211,737	381,408
Monetary adjustment for hyperinflationary economy	17,918	(101,325)
Additions	36,859	35,722
Transfer from CIP to towers	0	0
Reclassification to assets held for sale		0
Towers Sold	(11,997)	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	(24,704)
Foreign exchange movement	(21,943)	(79,364)
Balance at end of year	232,574	211,737	381,408
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,146,624)	(780,840)
Monetary adjustment for hyperinflationary economy	(46,404)	122,996
Additions	823,001	752,829
Towers Sold	(811,944)	(332,242)
Foreign exchange movement	(226,271)	(177,799)
Balance at end of year	(885,006)	(1,146,624)	(780,840)
Accumulated Amortization [Member] | Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,078,547)	(741,248)
Monetary adjustment for hyperinflationary economy	(48,406)	116,704
Additions	780,705	708,546
Towers Sold	(804,215)	(322,512)
Foreign exchange movement	(221,134)	(165,439)
Balance at end of year	(785,497)	(1,078,547)	(741,248)
Accumulated Amortization [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	0	0
Monetary adjustment for hyperinflationary economy	0	0
Additions	0	0
Towers Sold	0	0
Foreign exchange movement	0	0
Balance at end of year	0	0	0
Accumulated Amortization [Member] | Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(68,077)	(39,592)
Monetary adjustment for hyperinflationary economy	2,002	6,292
Additions	42,296	44,283
Towers Sold	(7,729)	(9,730)
Foreign exchange movement	(5,137)	(12,360)
Balance at end of year	(99,509)	(68,077)	$ (39,592)
Net Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	6,175,128
Balance at end of year	8,885,003	6,175,128
Net Book Value [Member] | Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,437,211
Balance at end of year	6,760,978	4,437,211
Net Book Value [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,594,257
Balance at end of year	1,990,960	1,594,257
Net Book Value [Member] | Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	143,660
Balance at end of year	$ 133,065	$ 143,660